UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

LSF9 Mortgage Holdings, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported):  February 13, 2018

Commission File Number of securitizer: 025-01708

Central Index Key Number of securitizer: 0001625103

Jeffrey Glick, Phone: (212) 849-9631
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

________________________________________________
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

LSF9 Mortgage Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: (i) VOLT XXXVIII, LLC, Asset-Backed Notes, Series 2015-NPL12; (ii) VOLT XL, LLC, Asset-Backed Notes, Series 2015-NPL14; (iii) VOLT LIV, LLC, Asset-Backed Notes, Series 2017-NPL1; (iv) VOLT LV, LLC, Asset-Backed Notes, Series 2017-NPL2; (v) VOLT LVI, LLC, Asset-Backed Notes, Series 2017-NPL3; (vi) VOLT LVII, LLC, Asset-Backed Notes, Series 2017-NPL4; (vii) VOLT LVIII, LLC, Asset-Backed Notes, Series 2017-NPL5; (viii) VOLT LIX, LLC, Asset-Backed Notes, Series 2017-NPL6; (ix) VOLT LX, LLC, Asset-Backed Notes, Series 2017-NPL7; (x) VOLT LXI, LLC, Asset-Backed Notes, Series 2017-NPL8; and (xi) VOLT LXII, LLC, Asset-Backed Notes, Series 2017-NPL9.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 13, 2018

LSF9 MORTGAGE HOLDINGS, LLC (Securitizer)

By:	/s/ Michael Flynn
Name: Michael Flynn
Title: Vice President